Equity-Based Compensation - Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,158,597	$ 0	$ 1,158,597	$ 0
Corresponding tax benefit	0	0	0	0
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,121,139	0	1,121,139	0
Earnout Securities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 37,458	$ 0	$ 37,458	$ 0